Derivative Financial Instruments - Foreign exchange (Details) € in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 EUR (€) item
Forward foreign exchange contracts
Net foreign exchange loss | $	$ 41	$ 31	$ 116	$ 125
Forward foreign exchange contracts
Forward foreign exchange contracts
Notional Amount					€ 24,000
Net foreign exchange loss | $	$ 186	$ 0	$ 186	$ 0
Forward Foreign Exchange Contracts Held For Trading With Counterparty Gaslog Fixed Exchange Rate Of 1.18301 Member
Forward foreign exchange contracts
Trade date			May 2018
Settlement Date			July 2018
Fixed Exchange Rate (USD/EUR) | item					1.18301
Notional Amount					€ 2,000
Forward Foreign Exchange Contracts Held For Trading With Counterparty Gaslog Fixed Exchange Rate Of 1.18413 Member
Forward foreign exchange contracts
Trade date			May 2018
Settlement Date			Aug 2018
Fixed Exchange Rate (USD/EUR) | item					1.18413
Notional Amount					€ 2,000
Forward Foreign Exchange Contracts Held For Trading With Counterparty Gaslog Fixed Exchange Rate Of 1.18533 Member
Forward foreign exchange contracts
Trade date			May 2018
Settlement Date			Sept 2018
Fixed Exchange Rate (USD/EUR) | item					1.18533
Notional Amount					€ 2,000
Forward Foreign Exchange Contracts Held For Trading With Counterparty Gaslog Fixed Exchange Rate Of 1.18645 Member
Forward foreign exchange contracts
Trade date			May 2018
Settlement Date			Oct 2018
Fixed Exchange Rate (USD/EUR) | item					1.18645
Notional Amount					€ 2,000
Forward Foreign Exchange Contracts Held For Trading With Counterparty Gaslog Fixed Exchange Rate Of 1.18769 Member
Forward foreign exchange contracts
Trade date			May 2018
Settlement Date			Nov 2018
Fixed Exchange Rate (USD/EUR) | item					1.18769
Notional Amount					€ 2,000
Forward Foreign Exchange Contracts Held For Trading With Counterparty Gaslog Fixed Exchange Rate Of 1.18889 Member
Forward foreign exchange contracts
Trade date			May 2018
Settlement Date			Dec 2018
Fixed Exchange Rate (USD/EUR) | item					1.18889
Notional Amount					€ 2,000
Forward Foreign Exchange Contracts Held For Trading With Counterparty Gaslog Fixed Exchange Rate Of 1.199415 Member
Forward foreign exchange contracts
Trade date			May 2018
Settlement Date			Jan 2019
Fixed Exchange Rate (USD/EUR) | item					1.199415
Notional Amount					€ 2,000
Forward Foreign Exchange Contracts Held For Trading With Counterparty Gaslog Fixed Exchange Rate Of 1.200865 Member
Forward foreign exchange contracts
Trade date			May 2018
Settlement Date			Feb 2019
Fixed Exchange Rate (USD/EUR) | item					1.200865
Notional Amount					€ 2,000
Forward Foreign Exchange Contracts Held For Trading With Counterparty Gaslog Fixed Exchange Rate Of 1.202315 Member
Forward foreign exchange contracts
Trade date			May 2018
Settlement Date			Mar 2019
Fixed Exchange Rate (USD/EUR) | item					1.202315
Notional Amount					€ 2,000
Forward Foreign Exchange Contracts Held For Trading With Counterparty Gaslog Fixed Exchange Rate Of 1.19315 Member
Forward foreign exchange contracts
Trade date			June 2018
Settlement Date			Apr 2019
Fixed Exchange Rate (USD/EUR) | item					1.19315
Notional Amount					€ 2,000
Forward Foreign Exchange Contracts Held For Trading With Counterparty Gaslog Fixed Exchange Rate Of 1.19645 Member
Forward foreign exchange contracts
Trade date			June 2018
Settlement Date			May 2019
Fixed Exchange Rate (USD/EUR) | item					1.19645
Notional Amount					€ 2,000
Forward Foreign Exchange Contracts Held For Trading With Counterparty Gaslog Fixed Exchange Rate Of 1.19965 Member
Forward foreign exchange contracts
Trade date			June 2018
Settlement Date			June 2019
Fixed Exchange Rate (USD/EUR) | item					1.19965
Notional Amount					€ 2,000